Pension and Postretirement Benefits - Changes in Level Three Fixed Income Instrument Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	$ 517,213
Fair value of plan assets at end of year	497,917	$ 517,213
Fixed Income [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	420,240
Fair value of plan assets at end of year	411,270	420,240
Level 3 [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	5,087
Fair value of plan assets at end of year	5,282	5,087
Level 3 [Member] | Fixed Income [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of plan assets at beginning of year	5,087	5,752
Purchases, net	142	107
Total unrealized gain (loss)	53	(772)
Fair value of plan assets at end of year	$ 5,282	$ 5,087